FINANCIAL ASSETS AND LIABILITIES - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers		R$ 4,184,525	R$ 4,379,851
Current		3,920,273	4,318,362
Non-current		264,252	61,489
Total		4,184,525	4,379,851
Materials and service suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers		3,110,114	2,923,486
Natural gas transport and logistics suppliers
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	[1]	R$ 1,074,411	R$ 1,456,365

[1]	The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).